Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Amount invested	$ 1,699		$ 768
Bill Myrick [Member]
Relationship	Independent Manager		Independent Manager
Amount invested	$ 155		$ 141	$ 63
Weighted Average Interest Rate	7.55%		7.50%
Interest expense	$ 6	$ 4	$ 9	1
Eric Rauscher [Member]
Relationship	Independent Manager
Amount invested	$ 500		500
Weighted Average Interest Rate	7.00%
Interest expense	$ 18	17
Joseph Rauscher [Member]
Relationship	Father of Independent Manager
Amount invested	$ 186		186
Weighted Average Interest Rate	8.00%
Interest expense	$ 8	3
Leah Summers [Member]
Relationship	Daughter in-law of Independent Manager
Amount invested	$ 100		$ 0
Weighted Average Interest Rate	6.00%
Interest expense	$ 1	0
R Scott Summers [Member]
Relationship	Son of Independent Manager		Son of Independent Manager
Amount invested	$ 200		$ 100	25
Weighted Average Interest Rate	6.78%		7.56%
Interest expense	$ 4	2	$ 6	0
Wallach Family Irrevocable Educational Trust [Member
Relationship	Trustee is Member		Trustee is Member
Amount invested	$ 200		$ 200	0
Weighted Average Interest Rate	7.00%		7.00%
Interest expense	$ 7	0	$ 7	4
David And Carole Wallach [Member]
Relationship	Parents of Member		Parents of Member
Amount invested	$ 111		$ 111	100
Weighted Average Interest Rate	8.00%		8.00%
Interest expense	$ 4	$ 4	$ 8	$ 4